Stockholders' Equity (Changes in Accumulated Other Comprehensive Income, Net of Tax) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		¥ 3,124,410	¥ 2,928,469	¥ 2,783,141
Other comprehensive income before reclassifications		14,546	(210,838)	97,851
Amounts reclassified out of accumulated other comprehensive income		1,545	(43,792)	(14,530)	[1]
Net current-period other comprehensive income		16,091	(254,630)	83,321
Less: Other comprehensive income attributable to noncontrolling interests		(18,458)	13,405	17,019
Ending Balance		3,135,422	3,124,410	2,928,469
Accumulated other comprehensive income (loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(653,318)	(385,283)	(451,585)
Ending Balance		(618,769)	(653,318)	(385,283)
Unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		140,736	154,153	127,509
Other comprehensive income before reclassifications		(27,007)	45,527	53,069
Amounts reclassified out of accumulated other comprehensive income		(3,286)	(43,307)	(14,351)	[1]
Net current-period other comprehensive income		(30,293)	2,220	38,718
Less: Other comprehensive income attributable to noncontrolling interests		(16,192)	15,637	12,074
Ending Balance		126,635	140,736	154,153
Pension liability adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(371,739)	(201,131)	(180,039)
Other comprehensive income before reclassifications		54,513	(174,380)	(22,552)
Amounts reclassified out of accumulated other comprehensive income		8,719	2,627	1,365	[1]
Net current-period other comprehensive income		63,232	(171,753)	(21,187)
Less: Other comprehensive income attributable to noncontrolling interests		229	(1,145)	(95)
Ending Balance		(308,736)	(371,739)	(201,131)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(421,117)	(338,305)	(399,055)
Other comprehensive income before reclassifications		(17,988)	(83,899)	67,334
Amounts reclassified out of accumulated other comprehensive income	[1]			(1,544)
Net current-period other comprehensive income		(17,988)	(83,899)	65,790
Less: Other comprehensive income attributable to noncontrolling interests		(2,495)	(1,087)	5,040
Ending Balance		(436,610)	(421,117)	¥ (338,305)
Unrealized gains (losses) on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(1,198)
Other comprehensive income before reclassifications		5,028	1,914
Amounts reclassified out of accumulated other comprehensive income		(3,888)	(3,112)
Net current-period other comprehensive income		1,140	(1,198)
Ending Balance		¥ (58)	¥ (1,198)

[1]	Foreign currency translation adjustments were transferred from accumulated other comprehensive income to net income as a result of a complete or substantially complete liquidation or sale of certain foreign subsidiaries and affiliates.